DISCONTINUED OPERATIONS AND SALE OF ASSETS (Tables)	12 Months Ended
Jan. 03, 2015
Discontinued Operations, Exit/Sale of Product Lines, Sale of Assets and Assets Held for Sale
The results of discontinued operations and loss on sale

(In millions)	2014	2013	2012

Net sales	$–	$380.4	$912.3

(Loss) income before taxes, including divestiture-related and restructuring costs	$–	$(12.4)	$86.4
Provision for income taxes	–	(.1)	(28.6)

(Loss) income from discontinued operations, net of tax before loss on sale	–	(12.5)	57.8
(Loss) gain on sale before taxes	(3.3)	49.4	–
Tax benefit (provision) on sale	1.1	(65.4)	–

(Loss) income from discontinued operations, net of tax	$(2.2)	$(28.5)	$57.8